Consolidated Balance Sheets (Restated) (USD $)	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 6,899,738	$ 7,140,539	$ 5,617,025
Trade receivables, net	26,768,591	27,008,840	26,577,290
Other receivable			50,795
Inventories	206,180	220,377	125,783
Deferred tax asset	268,440	718,767	317,850
Other current assets	1,499,491	817,048	1,230,603
Net assets of discontinued operations	247,805	326,425
TOTAL CURRENT ASSETS	35,890,245	36,231,996	33,919,346
NON-CURRENT ASSETS
Intangible assets, net	3,339,148	3,314,413	3,467,872
Deferred tax asset	1,371,271	1,130,454	2,041,089
Property, plant and equipment, net	502,724	569,031	684,786
Other assets		45,973
Goodwill	67,659	69,057
TOTAL NON-CURRENT ASSETS	5,280,802	5,128,928	6,193,747
TOTAL ASSETS	41,171,047	41,360,924	40,113,093
CURRENT LIABILITIES
Trade and other payables	5,258,287	5,247,399	6,597,746
Wholesale loan facility	25,593,086	25,669,388	24,688,865
Cash reserve	2,648,529	2,731,094	703,003
Net liabilities of discontinued operations	221,911	3,000
TOTAL CURRENT LIABILITIES	33,721,813	33,650,881	31,989,614
NON-CURRENT LIABILITIES
Shareholders loans	44,731	45,665	218,574
TOTAL NON-CURRENT LIABILITIES	44,731	45,665	218,574
TOTAL LIABILITIES	33,766,544	33,696,546	32,208,188
STOCKHOLDERS' EQUITY
Common Stock, $0.001 and $0.1 par value, 50,000,000 shares authorized, 9,811,632 and 9,961,632 shares issued and outstanding at December 31, 2013 and June 30, 2013, respectively	9,812	996,163	530,000
Common stock to be issued	509	33,837
Treasury stock	150
Additional paid-in capital	15,942,270	14,462,575	14,639,150
Other accumulated comprehensive loss	(1,236,019)	(1,079,762)	(253,058)
Accumulated deficit	(7,312,269)	(6,748,485)	(7,011,237)
TOTAL STOCKHOLDERS' EQUITY	7,404,503	7,664,378	7,904,905
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	41,171,047	41,360,924	40,113,093
Series A Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value
Series B Preferred Stock
STOCKHOLDERS' EQUITY
Preferred stock, value	$ 50	$ 50	$ 50